Consolidated Statement of Profit or Loss - USD ($)				12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Shipping income
Revenue (Note 4)				$ 600,024,000	$ 513,368,000		$ 684,265,000
Gains on disposal of vessels/other tangible assets (Note 8)				19,138,000	36,538,000		50,397,000
Other operating income (Note 4)				4,775,000	4,902,000		6,996,000
Total shipping income				623,937,000	554,808,000		741,658,000
Operating expenses
Voyage expenses and commissions (Note 5)				(141,416,000)	(62,035,000)		(59,560,000)
Vessel operating expenses (Note 5)				(185,792,000)	(150,427,000)		(160,199,000)
Charter hire expenses				(31,114,000)	(31,173,000)		(17,713,000)
Losses on disposal of vessels/other tangible assets				(273,000)	(21,027,000)		(2,000)
Impairment on non-current assets held for sale (Note 3)				(2,995,000)	0		0
Loss on disposal of investments in equity accounted investees (Note 24)				0	0		(24,150,000)
Depreciation tangible assets (Note 8)				(270,582,000)	(229,777,000)		(227,664,000)
Depreciation intangible assets				(111,000)	(95,000)		(99,000)
General and administrative expenses (Note 5)				(66,232,000)	(46,868,000)		(44,051,000)
Total operating expenses				(698,515,000)	(541,402,000)		(533,438,000)
RESULT FROM OPERATING ACTIVITIES				(74,578,000)	13,406,000		208,220,000
Finance income				15,023,000	7,266,000		6,855,000
Finance expenses (Note 6)				(89,412,000)	(50,729,000)		(51,695,000)
Net finance expenses				(74,389,000)	(43,463,000)		(44,840,000)
Gain on bargain purchase (Note 24)				23,059,000	0	[2]	0	[2]
Share of profit (loss) of equity accounted investees (net of income tax) (Note 25)				16,076,000	30,082,000		40,495,000
PROFIT (LOSS) BEFORE INCOME TAX				(109,832,000)	25,000		203,875,000
Income tax benefit (expense) (Note 7)				(238,000)	1,358,000		174,000
PROFIT (LOSS) FOR THE PERIOD				(110,070,000)	1,383,000	[2],[3]	204,049,000	[2],[3]
Attributable to:
Owners of the company				$ (110,069,928)	$ 1,382,530		$ 204,049,212
Basic earnings per share (Note 14) (in dollars per share)				$ (0.57)	$ 0.01		$ 1.29
Diluted earnings per share (Note 14) (in dollars per share)				$ (0.57)	$ 0.01		$ 1.29
Weighted average number of shares (basic) (in shares)	158,166,534	158,166,534	158,742,282	191,994,398	158,166,534		158,262,268
Weighted average number of shares (diluted) (Note 14) (in shares)				191,994,398	158,297,057		158,429,057

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.